Note 10 - Income Per Common Share (Tables)	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Earnings per share [text block]
(thousands of Canadian dollars)
	for the three months ended
	January 31	January 31
	2022	2021

Net income	$5,566	$5,290
Less: dividends on preferred shares	(247)	(542)
	5,319	4,748

Average number of common shares outstanding	27,441,082	21,123,559

Income per common share:	$0.19	$0.22